Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

September 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 49 of AXA Equitable Life Insurance Company (the “Account”) (Registration Nos. 333-05593 and 811-07659; 333-31131 and 811-07659; 333-64749 and 811-07659; and 333-79379 and 811-07659; 333-96177 and 811-07659; 333-60730 and 811-07659; 333-127445 and 811-07659; 333-137206 and 811-07659; 333-142414 and 811-07659; 333-160951 811-07659; 333-165395 and 811-07659) (Accumulator, Accumulator Select, Accumulator Plus, Accumulator Express, Accumulator Advisor, Accumulator Elite, AXA Equitable Retirement Income for Life, Stylus, Emblem, Retirement Cornerstone Annuity 1.0(R) Series, Retirement Cornerstone (R) Series – ADV, Retirement Cornerstone (R) Series - 11.0 National Structured Capital Strategies and Accumulator 11 respectively)

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2012, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Conservative Allocation;

AXA Conservative-Plus Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

Multimanager Aggressive Equity;

Multimanager Core Bond;

Multimanager International Equity;

Multimanager Large Cap Core Equity;

Multimanager Large Cap Value;

Multimanager Mid Cap Growth;

Multimanager Mid Cap Value;

Multimanager Multi-Sector Bond;

Multimanager Small Cap Growth;

Multimanager Small Cap Value;

Multimanager Technology.

•	EQ Advisors Trust underlying funds:

All Asset Growth-Alt 20

AXA Balanced Strategy;

AXA Conservative Growth Strategy;

AXA Conservative Strategy;

AXA Growth Strategy;

AXA Moderate Growth Strategy;

AXA Tactical Manager 2000;

AXA Tactical Manager 400;

AXA Tactical Manager 500;

AXA Tactical Manager International;

EQ/AllianceBernstein Dynamic Wealth Strategies;

EQ/AllianceBernstein Small Cap Growth;

EQ/AXA Franklin Small Cap Value Core;

EQ/BlackRock Basic Value Equity;

EQ/Boston Advisors Equity Income;

EQ/Calvert Socially Responsible;

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Davis New York Venture;

EQ/Equity 500 Index;

EQ/Equity Growth PLUS;

EQ/Franklin Core Balanced;

EQ/Franklin Templeton Allocation;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Bond PLUS;

EQ/Global Multi-Sector Equity;

EQ/Intermediate Government Bond;

EQ/International Core PLUS;

EQ/International ETF;

EQ/International Equity Index;

EQ/International Value PLUS;

EQ/JPMorgan Value Opportunities;

EQ/Large Cap Core PLUS;

EQ/Large Cap Growth Index;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value Index;

EQ/Large Cap Value PLUS;

EQ/Lord Abbett Large Cap Core;

EQ/MFS International Growth;

EQ/Mid Cap Index;

EQ/Mid Cap Value PLUS;

EQ/Money Market;

EQ/Montag & Caldwell Growth;

EQ/Morgan Stanley Mid Cap Growth;

EQ/Mutual Large Cap Equity;

EQ/Oppenheimer Global;

EQ/PIMCO Ultra Short Bond;

EQ/Quality Bond PLUS;

EQ/Small Company Index;

EQ/T. Rowe Price Growth Stock;

EQ/Templeton Global Equity;

EQ/UBS Growth and Income;

EQ/Van Kampen Comstock;

EQ/Wells Fargo Omega Growth.

•	AIM Variable Insurance Funds – Series II underlying funds:

INVESCO V.I. Diversified Dividend;

INVESCO V.I. Global Real Estate;

INVESCO V.I. High Yield;

INVESCO V.I. International Growth;

INVESCO V.I. Mid Cap Core Equity;

INVESCO V.I. Small Cap Equity;

INVESCO Van Kampen V.I. American Franchise

•	AllianceBernstein Variable Product Series Fund, Inc. – Class B underlying funds:

AllianceBernstein VPS Balanced Wealth Strategy;

AllianceBernstein VPS International Growth.

•	American Century Variable Portfolios, Inc. – Class II underlying funds:

American Century VP Large Company Value;

American Century VP Mid Cap Value.

•	BlackRock Variable Series Funds, Inc. – Class II underlying funds:

BlackRock Global Allocation V.I.;

BlackRock Large Cap Growth V.I

•	Fidelity(R) Variable Insurance Products Fund – Service Class 2 underlying funds:

Fidelity(R) VIP Asset Manager: Growth;

Fidelity(R) VIP Contrafund(R);

Fidelity(R) VIP Freedom 2015;

Fidelity(R) VIP Freedom 2020;

Fidelity(R) VIP Freedom 2025;

Fidelity(R) VIP Freedom 2030;

Fidelity(R) VIP Mid Cap;

Fidelity(R) VIP Strategic Income.

•	Franklin Templeton Variable Insurance Products Trust – Class 2 underlying funds:

Franklin Income Securities;

Franklin Strategic Income Securities;

Franklin Templeton VIP Founding Funds Allocation;

Mutual Shares Securities;

Templeton Developing Markets Securities;

Templeton Foreign Securities;

Templeton Global Bond Securities;

Templeton Growth Securities.

•	Goldman Sachs Variable Insurance Trust – Variable Insurance Portfolios underlying funds:

Goldman Sachs VIT Mid Cap Value.

•	Ivy Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Asset Strategy;

Ivy Funds VIP Dividend Opportunities;

Ivy Funds VIP Energy;

Ivy Funds VIP Global Natural Resources;

Ivy Funds VIP High Income;

Ivy Funds VIP Mid Cap Growth;

Ivy Funds VIP Science & Technology;

Ivy Funds VIP Small Cap Growth.

•	Lazard Retirement Series, Inc. underlying funds:

Lazard Retirement Emerging Markets Equity.

•	Lord Abbett Series

Lord Abbett Bond Debenture;

Lord Abbett Classic Stock;

Lord Abbett Growth Opportunities.

•	MFS(R) Variable Insurance Trust – Service Class underlying funds:

MFS International Value;

MFS Investors Growth Stock Series;

MFS Investors Trust Series;

MFS Technology;

MFS Utilities Series.

•	PIMCO Variable Insurance Trust – Adviser Class underlying funds:

PIMCO VIT CommodityRealReturn(R) Strategy;

PIMCO VIT Emerging Markets Bond;

PIMCO VIT Real Return;

PIMCO VIT Total Return.

•	ProFunds underlying funds:

ProFund VP Bear;

ProFund VP Biotechnology.

•	Rydex Variable Trust:

Guggenheim VT Multi-Hedge Strategies;

Guggenheim VT Managed Futures Strategy.

•	T.Rowe Price Equity Series, Inc. underlying funds:

T.Rowe Price Health Sciences Portfolio II.

•	VAN Eck Worldwide Insurance Trust – S Class underlying funds:

VAN Eck VIP Global Hard Assets.

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104